Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure Of Detailed Information About Replacement Costs Profit (Loss) Before Interest And Tax [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2025	2024	2025	2024
gas & low carbon energy	1,047	(315)	2,405	721
oil production & operations	1,916	3,267	4,704	6,327
customers & products	972	(133)	1,075	855
other businesses & corporate	645	(180)	623	(480)
	4,580	2,639	8,807	7,423
Consolidation adjustment – UPII*	30	(73)	43	(41)
	4,610	2,566	8,850	7,382
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	—
oil production & operations	(2)	1	5	—
customers & products	(552)	(137)	(400)	715
Profit (loss) before interest and tax	4,056	2,430	8,455	8,097
Finance costs	1,229	1,216	2,550	2,291
Net finance expense/(income) relating to pensions and other post-employment benefits	(56)	(40)	(108)	(81)
Profit (loss) before taxation	2,883	1,254	6,013	5,887

RC profit (loss) before interest and tax*
US	1,417	1,545	2,950	3,155
Non-US	3,193	1,021	5,900	4,227
	4,610	2,566	8,850	7,382